Material related party transactions - Key management personnel compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Material related party transactions
Short-term employee benefits	¥ 8,171	¥ 10,510	¥ 13,069	¥ 13,018
Equity-settled share-based payment expenses (Note 23)	508	6,368	718
Total	¥ 8,679	¥ 16,878	¥ 13,787	¥ 13,018